Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenues	$ 3,586	$ 3,678	$ 1,865
Trade receivables	$ 122	$ 214